Reclassification Out Of Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Reclassification Out Of Accumulated Other Comprehensive Loss
RECLASSIFICATION OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the reclassifications out of accumulated other comprehensive income (loss) for the periods indicated and the affected line item in the statements where net income is presented:

Reclassifications for	2013	2012	2011
Net periodic pension and postretirement costs in:
Cost of Sales	$(1,222,417)	$(1,225,104)	$(936,992)
Tax benefit	489,180	490,550	374,663
Net of tax	$(733,237)	$(734,554)	$(562,329)

Selling, General & Administrative Expenses	$(821,692)	$(837,754)	$(716,097)
Tax benefit	328,820	335,450	286,337
Net of tax	$(492,872)	$(502,304)	$(429,760)

Unrealized net gains on available-for-sale securities in:
Gain on sale of equity investments	$3,891,296	$4,173,141	$5,051,406
Tax expense	(1,556,000)	(1,668,000)	(2,024,000)
Net of tax	$2,335,296	$2,505,141	$3,027,406

Loss on impairment of equity investments	$—	$—	$(415,287)
Tax benefit	—	—	168,000
Net of tax	$—	$—	$(247,287)

Reclassifications, net of tax	$1,109,187	$1,268,283	$1,788,030

See Note 8, "Pension and Other Postretirement Benefits", for discussion of pension and postretirement amounts yet to be reclassed in accumulated other comprehensive income.
OTHER COMPREHENSIVE INCOME

The following table summarizes the changes in each component of AOCI, net of 40% estimated tax:

	2012	Change	2013
Unrealized appreciation on available-for-sale securities	$9,900,000	$216,000	$10,116,000
Pension liability adjustment	(10,497,618)	2,710,626	(7,786,992)
Postretirement liability adjustment	(6,777,155)	7,959,530	1,182,375
	$(7,374,773)	$10,886,156	$3,511,383

	2011	Change	2012
Unrealized appreciation on available-for-sale securities	$3,912,000	$5,988,000	$9,900,000
Pension liability adjustment	(9,895,840)	(601,778)	(10,497,618)
Postretirement liability adjustment	(6,213,194)	(563,961)	(6,777,155)
	$(12,197,034)	$4,822,261	$(7,374,773)